Performance Management	Apr. 28, 2026
Guardian Large Cap Fundamental Growth VIP Fund | Guardian Large Cap Fundamental Growth VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund replaced its subadviser and modified its principal investment strategies as of May 1, 2023. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior subadviser and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 25.97% (2nd Q 2020) Lowest Quarterly Return: -22.80% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	25.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(22.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Large Cap Fundamental Growth VIP Fund	9/1/2016	15.32%	12.14%	15.46%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	13.59%	14.78%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		18.57%	15.32%	18.83%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 27.86% (2nd Q 2020) Lowest Quarterly Return: -21.93% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	27.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(21.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Large Cap Disciplined Growth VIP Fund	9/1/2016	16.95%	12.01%	16.62%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	13.59%	14.78%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		18.57%	15.32%	18.83%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Mid Cap Traditional Growth VIP Fund | Guardian Mid Cap Traditional Growth VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell Midcap Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell Midcap Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 23.81% (2nd Q 2020) Lowest Quarterly Return: -25.85% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	23.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(25.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Mid Cap Traditional Growth VIP Fund	9/1/2016	8.14%	6.98%	11.62%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	13.15%	14.43%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)		8.66%	6.65%	12.61%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian All Cap Core VIP Fund | Guardian All Cap Core VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 12.07% (4th Q 2023) Lowest Quarterly Return: -14.29% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(14.29%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	Since Inception
Guardian All Cap Core VIP Fund	10/25/2021	12.25%	8.41%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	10.52%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductionfor fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Strategic Large Cap Core VIP Fund | Guardian Strategic Large Cap Core VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 10.48% (4th Q 2022) Lowest Quarterly Return: -10.19% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.48%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(10.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	Since Inception
Guardian Strategic Large Cap Core VIP Fund	10/25/2021	11.76%	10.03%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		17.89%	11.81%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductionfor fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund replaced its subadviser effective October 1, 2019 and October 12, 2021, respectively, and modified its principal investment strategies. The past performance shown in the bar chart and table below prior to October 1, 2019, and between October 1, 2019 and October 12, 2021, reflects the performance of each of the Fund's prior subadvisers and principal investment strategies, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 20.12% (2nd Q 2020) Lowest Quarterly Return: -17.33% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	20.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Integrated Research VIP Fund	9/1/2016	14.65%	12.63%	12.85%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		17.89%	14.43%	15.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductionfor fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Diversified Research VIP Fund | Guardian Diversified Research VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 21.71% (2nd Q 2020) Lowest Quarterly Return: -19.50% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	21.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(19.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Diversified Research VIP Fund	9/1/2016	18.06%	14.36%	15.13%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		17.89%	14.43%	15.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductionfor fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard & Poor's MidCap 400 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard & Poor's MidCap 400 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 12.28% (4th Q 2023) Lowest Quarterly Return: -15.86% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	Since Inception
Guardian Select Mid Cap Core VIP Fund	10/25/2021	10.34%	5.43%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	10.52%
Standard & Poor's MidCap 400 Index (reflects no deduction for fees, expenses or taxes)		7.51%	5.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction forfees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2500 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund replaced its subadviser and modified its principal investment strategies as of May 1, 2026. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior subadviser and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2500 Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 12.06% (4th Q 2023) Lowest Quarterly Return: -15.52% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.06%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	Since Inception
Guardian Small-Mid Cap Core VIP Fund	10/25/2021	1.56%	1.01%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	10.52%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)		11.92%	4.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction forfees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000® Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000® Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 13.00% (4th Q 2022) Lowest Quarterly Return: -5.12% (3rd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	13.00%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(5.12%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception‡	1 Year	Since Inception
Guardian Equity Income VIP Fund	5/2/2022	14.76%	9.44%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	15.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.92%	10.85%

‡  Commencement of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 18.67% (4th Q 2020) Lowest Quarterly Return: -29.58% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(29.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Large Cap Disciplined Value VIP Fund	9/1/2016	17.15%	13.66%	11.28%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	13.59%	14.78%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.92%	11.33%	10.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value

Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 18.09% (4th Q 2020) Lowest Quarterly Return: -27.53% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(27.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Growth & Income VIP Fund	9/1/2016	10.13%	10.63%	10.21%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		17.38%	13.59%	14.78%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		15.92%	11.33%	10.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000®

Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell Midcap Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell Midcap Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 19.83% (4th Q 2020) Lowest Quarterly Return: -31.87% (1st Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	19.83%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(31.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Mid Cap Relative Value VIP Fund	9/1/2016	5.61%	9.55%	9.12%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	13.15%	14.43%
Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)		11.06%	9.83%	9.07%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and additional indexes. The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of May 1, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and additional indexes.
Performance Additional Market Index [Text]	The Russell 3000® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell 2000 Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 30.29% (4th Q 2020) Lowest Quarterly Return: -39.08% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	30.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(39.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Small Cap Value Diversified VIP Fund	10/21/2019	6.66%	4.56%	5.88%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	13.15%	15.33%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		12.60%	8.88%	9.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Global Utilities VIP Fund | Guardian Global Utilities VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The MSCI® Europe, Australasia and Far East ("EAFE®") Index serves as the Fund's regulatory index and provides a broad measure of market performance. The MSCI® ACWI® Utilities Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The MSCI® Europe, Australasia and Far East ("EAFE®") Index serves as the Fund's regulatory index and provides a broad measure of market performance. The MSCI® ACWI® Utilities Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 16.93% (3rd Q 2024) Lowest Quarterly Return: -17.04% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	16.93%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Global Utilities VIP Fund	10/21/2019	26.93%	11.72%	10.55%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		31.25%	8.93%	9.44%
MSCI ACWI Utilities Index (reflects no deduction for fees, expenses or taxes)		23.49%	7.79%	7.26%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian International Growth VIP Fund | Guardian International Growth VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The MSCI EAFE Index serves as the Fund's regulatory index and provides a broad measure of market performance. The MSCI EAFE Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The MSCI EAFE Index serves as the Fund's regulatory index and provides a broad measure of market performance. The MSCI EAFE Growth Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 21.73% (2nd Q 2020) Lowest Quarterly Return: -17.27% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	21.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.27%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian International Growth VIP Fund	9/1/2016	17.97%	2.78%	7.64%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		31.25%	8.93%	8.68%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)		20.77%	4.43%	7.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian International Equity VIP Fund | Guardian International Equity VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund replaced its subadviser and modified its principal investment strategies as of February 17, 2022. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior subadviser and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 19.14% (4th Q 2022) Lowest Quarterly Return: -23.54% (1st Q 2020)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	19.14%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(23.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian International Equity VIP Fund	9/1/2016	27.11%	5.79%	6.14%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		31.25%	8.93%	8.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and additional indexes. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and additional indexes.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 10.51% (4th Q 2023) Lowest Quarterly Return: -4.56% (3rd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	10.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.56%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception‡	1 Year	Since Inception
Guardian Balanced Allocation VIP Fund	5/2/2022	12.92%	10.31%
Standard & Poor's 500® (65%)/Bloomberg US Aggregate Bond Index (35%) (reflects no deduction for fees, expenses or taxes)		17.89%	16.31%
Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)		14.24%	11.61%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	2.85%

‡  Commencement of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Core Fixed Income VIP Fund | Guardian Core Fixed Income VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 6.62% (4th Q 2023) Lowest Quarterly Return: -4.44% (3rd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.44%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception‡	1 Year	Since Inception
Guardian Core Fixed Income VIP Fund	5/2/2022	6.61%	2.56%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	2.85%

‡  Commencement of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects nodeduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 6.82% (4th Q 2023) Lowest Quarterly Return: -5.97% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(5.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Core Plus Fixed Income VIP Fund	9/1/2016	7.07%	-0.12%	1.52%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	-0.36%	1.53%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects nodeduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Multi-Sector Bond VIP Fund | Guardian Multi-Sector Bond VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 6.55% (4th Q 2023) Lowest Quarterly Return: -6.73% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.55%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(6.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Multi-Sector Bond VIP Fund	10/21/2019	8.46%	-0.66%	0.62%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	-0.36%	0.96%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Bloomberg US Government/Credit 1-3 Year Total Return Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Bloomberg US Government/Credit 1-3 Year Total Return Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 2.90% (3rd Q 2024) Lowest Quarterly Return: -1.81% (3rd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	2.90%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(1.81%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception‡	1 Year	Since Inception
Guardian Short Duration Bond VIP Fund	5/2/2022	5.35%	3.19%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	2.85%
Bloomberg US Government/Credit 1-3 Year Total Return Index (reflects no deduction for fees, expenses or taxes)		5.35%	3.70%

‡  Commencement of operations.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 6.43% (4th Q 2023) Lowest Quarterly Return: -6.00% (2nd Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	6.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(6.00%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Total Return Bond VIP Fund	10/21/2019	6.87%	-0.82%	0.43%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	-0.36%	0.96%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com
Guardian U.S. Government/Credit VIP Fund | Guardian U.S. Government/Credit VIP Fund (formerly, Guardian U.S. Government Securities VIP Fund)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Bloomberg US Intermediate Government/Credit Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund's prior manager and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index.
Performance Additional Market Index [Text]	The Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Bloomberg US Intermediate Government/Credit Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
Bar Chart Does Not Reflect Sales Loads [Text]	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: 5.04% (4th Q 2023) Lowest Quarterly Return: -4.19% (1st Q 2022)
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	5.04%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(4.19%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Fund	Inception	1 Year	5 Year	Since Inception
Guardian U.S. Government/Credit VIP Fund	10/21/2019	6.72%	0.21%	1.01%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	-0.36%	0.96%
Bloomberg US Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)		6.97%	0.96%	1.85%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardianlife.com